SEGMENT INFORMATION - Schedule of Revenues, Cost of Revenues and Gross Profits by Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	¥ 6,250,109		¥ 6,433,363	¥ 5,812,255
Cost of revenues	4,944,467		5,100,698	4,344,512
Gross profit	1,305,642	$ 204,883	1,332,665	1,467,743
Smart Wearable Devices
Segment Reporting Information [Line Items]
Revenues	3,340,857		4,438,081	4,193,665
Cost of revenues	2,754,086		3,706,495	3,296,696
Gross profit	586,771		731,586	896,969
Self-branded products and others
Segment Reporting Information [Line Items]
Revenues	2,909,252		1,995,282	1,618,590
Cost of revenues	2,190,381		1,394,203	1,047,816
Gross profit	¥ 718,871		¥ 601,079	¥ 570,774